Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [abstract]
Interest expenses for securities sold under agreements to repurchase	¥ 3,523	¥ 1,565	¥ 2,392
Interest expenses for bonds payable	1,500	1,503	1,168
Interest expenses for interest-bearing loans and borrowings	479	566	589
Interest on lease liabilities	96	113	106
Total	¥ 5,598	¥ 3,747	¥ 4,255